Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related party transactions [Abstract]
Amounts Due From/To Related Parties

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Due from Mr. Chen (Note i)	84	88
Due from Mr. Ko (Note i)	470	70
Due from Mr. Guan (Note i)	261	261
Due from Mr. Zou (Note i)	307	326
Due from Tianren Hudong (Note ii)	1,390	819
Due from Beintoo China (Note ii)	1,105	1,147
Due from Shenzhen Tencent (Note ii and iv)	12,660	6,153
Due from Shenzhen Yule (Note ii)	—	49
Due from Changsha Youjule (Note ii)	—	21
Due from Changxiang Shikong (Note ii)	—	1,768
	16,277	10,702
Due to Guangzhou Grape (Note v)	(6,000)	—
Due to Tianren Hudong (Note v)	(4,000)	—
Due to Ultimate Lenovo Limited (Note vi)	(8,706)	—
Due to Mr. Piao (Note vii)	—	(14,000)
	(18,706)	(14,000)